Business combination	12 Months Ended
Mar. 31, 2020
Statement [LineItems]
Business combination
7. Business combination
Summary of material acquisitions during the year ended March 31, 2018 is given below:
During the year ended March 31, 2018, the Company has completed four business combinations (which individually and in aggregate are not material) for a total consideration of
₹
6,924. These transactions include (a) the acquisition of IT service provider which is focused on Brazilian markets, (b) the acquisition of a design and business strategy consultancy firm based in United States, and (c) the acquisition of intangible assets, assembled workforce and a multi-year service agreement which qualify as business combination.

The following table presents the allocation of purchase price:

Description	Purchase price allocated
Net assets	₹	5
Customer related intangibles		5,565
Other intangible assets		169

Total	₹	5,739
Goodwill		1,185

Total purchase price	₹	6,924
The goodwill of
₹
1,185 comprises value of acquired workforce and expected synergies arising from the acquisition. The goodwill was allocated to IT Services segment and is partially deductible for United States federal income tax purpose.
Net assets acquired include
₹
58 of cash and cash equivalents and trade receivables valued at
₹
215.
Summary of material acquisitions during the year ended March 31, 2020 is given below:
During the year ended March 31, 2020, the Company has completed three business combinations (which both individually and in aggregate are not material) for a total consideration of
₹
10,433. These include (a) taking over customer contracts, leased facilities, assets and employees of Vara Infotech Private Limited, (b) the acquisition of International TechneGroup Incorporated, a global digital engineering and manufacturing solutions company, and (c) the acquisition of Rational Interaction, Inc, a digital customer experience management company. The following table presents the provisional purchase price allocation:

Description	Purchase price allocated
Net assets	₹	907
Customer related intangibles		4,535
Marketing related intangibles		371
Deferred tax liabilities on intangible assets		(213)

Total	₹	5,600
Goodwill		4,833

Total purchase price	₹	10,433

Net assets acquired include
₹
317 of cash and cash equivalents and trade receivables valued at
₹
831.
The goodwill of
₹
4,833 comprises value of acquired workforce and expected synergies arising from the business combinations. The goodwill was allocated to IT Services segment and is partially deductible for income tax purposes in India and United States.
The
pro-forma
effects of these business combinations on the Company’s results were not material.